Segmented information - Disclosure of Geographic Information (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of geographical areas [line items]
Revenue	$ 12,111,236,000	$ 11,506,825,000
U.S.
Disclosure of geographical areas [line items]
Revenue	3,474,418,000	3,222,912,000
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue	2,026,113,000	2,003,244,000
Revenue	2,019,663,000	1,995,811,000
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue	1,761,861,000	1,717,476,000
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue	264,252,000	285,768,000
Northern Europe
Disclosure of geographical areas [line items]
Revenue	1,974,130,000	1,891,192,000
Revenue	1,877,252,000	1,800,460,000
Northern Europe | Others
Disclosure of geographical areas [line items]
Revenue	334,280,000	309,625,000
Northern Europe | Sweden
Disclosure of geographical areas [line items]
Revenue	854,565,000	800,221,000
Northern Europe | Finland
Disclosure of geographical areas [line items]
Revenue	785,285,000	781,346,000
Canada
Disclosure of geographical areas [line items]
Revenue	1,881,364,000	1,823,948,000
Revenue	1,711,927,000	1,671,060,000
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue	1,555,895,000	1,529,169,000
Revenue	1,351,993,000	1,342,662,000
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue	1,480,627,000	1,414,568,000
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue	75,268,000	114,601,000
Central and Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,193,617,000	1,023,175,000
Revenue	1,162,593,000	1,027,055,000
Central and Eastern Europe | Others
Disclosure of geographical areas [line items]
Revenue	74,271,000	71,883,000
Central and Eastern Europe | Germany
Disclosure of geographical areas [line items]
Revenue	655,713,000	502,703,000
Central and Eastern Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue	463,633,000	448,589,000
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	5,699,000	13,185,000
Revenue	563,359,000	521,350,000
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue	5,699,000	13,185,000
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	1,802,462,000	1,689,686,000
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue	1,829,010,000	1,742,336,000
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,621,987,000	1,458,741,000
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue	$ 1,645,408,000	$ 1,480,576,000